Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	Vanguard STAR Funds
Central Index Key	dei_EntityCentralIndexKey	0000736054
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 10, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2011
Retail | Vanguard LifeStrategy Income Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2011